Consolidated Statements Of Equity (USD $) In Thousands, unless otherwise specified	MPT Operating Partnership, L.P. [Member] General Partner [Member]	MPT Operating Partnership, L.P. [Member] Common Units [Member]	MPT Operating Partnership, L.P. [Member] LTIPs [Member]	MPT Operating Partnership, L.P. [Member] Accumulated Other Comprehensive Loss [Member]	MPT Operating Partnership, L.P. [Member] Non-Controlling Interests [Member]	MPT Operating Partnership, L.P. [Member]	Common Units [Member]	Additional Paid-In Capital [Member]	Distribution In Excess Of Net Income [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Non-Controlling Interests [Member]	Total
Balance, Value at Dec. 31, 2007	$ 5,195	$ 514,179	$ 111		$ 77	$ 519,562	$ 52	$ 548,086	$ (28,626)		$ (262)	$ 77	$ 519,327
Balance, Shares at Dec. 31, 2007	520	51,612					52,133
Comprehensive income:
Net income	327	31,988	385		33	32,700			32,700			33	32,700
Comprehensive income	327	31,988	385		33	32,733			32,700			33	32,733
Deferred stock units issued to directors								48	(48)
Stock vesting and amortization of stock-based compensation	64	6,322				6,386		6,386					6,386
Stock vesting and amortization of stock-based compensation, shares	3	270	32				273
Purchase of Wichita Partnership					145	145						145	145
Proceeds from offering (net of offering costs)	1,283	127,048				128,331	13	128,318					128,331
Proceeds from offering (net of offering costs), shares	127	12,524					12,650
Distributions to non-controlling interests					(12)	(12)						(12)	(12)
Dividends declared	(640)	(63,017)	(310)			(63,967)			63,967				63,967
Issuance of convertible debt	34	3,366				3,400		3,400					3,400
Balance, Value at Dec. 31, 2008	6,263	619,886	186		243	626,578	65	686,238	(59,941)		(262)	243	626,343
Balance, Shares at Dec. 31, 2008	650	64,406	32				65,056
Comprehensive income:
Net income	364	35,856	174		36	36,393			36,330			36	36,330
Comprehensive income	364	35,856	174		36	36,430			36,330			36	36,366
Deferred stock units issued to directors							1	5	(4)				2
Deferred stock units issued to directors, shares							52
Stock vesting and amortization of stock-based compensation	55	5,433				5,488		5,488					5,488
Stock vesting and amortization of stock-based compensation, shares	3	295	31				246
Proceeds from offering (net of offering costs)	680	67,323				68,003	13	67,990					68,003
Proceeds from offering (net of offering costs), shares	134	13,237					13,371
Distributions to non-controlling interests					(149)	(149)						(149)	(149)
Dividends declared	(645)	(63,546)	(287)			(64,478)			64,478				64,478
Balance, Value at Dec. 31, 2009	6,717	664,952	73		130	671,872	79	759,721	(88,093)		(262)	130	671,445
Balance, Shares at Dec. 31, 2009	787	77,938	63				78,725
Comprehensive income:
Net income	230	22,601	157		99	22,988			22,913			99	22,913
Unrealized loss on interest rate swaps				(3,641)						(3,641)			(3,641)
Comprehensive income	230	22,601	157	(3,641)	99				22,913	(3,641)		99	19,371
Stock vesting and amortization of stock-based compensation	66	6,550						6,616					6,616
Stock vesting and amortization of stock-based compensation, shares	7	693	31				700
Proceeds from offering (net of offering costs)	2,882	285,184					31	288,035					288,066
Proceeds from offering (net of offering costs), shares	308	30,492					30,800
Extinguishment of convertible debt	(26)	(2,560)						2,587					2,587
Distributions to non-controlling interests					(115)							(115)	(115)
Dividends declared	(834)	(82,286)	(230)						83,350				83,350
Balance, Value at Dec. 31, 2010	$ 9,035	$ 894,441		$ (3,641)	$ 114		$ 110	$ 1,051,785	$ (148,530)	$ (3,641)	$ (262)	$ 114	$ 899,462
Balance, Shares at Dec. 31, 2010	1,102	109,123	94				110,225